Warrants Outstanding (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Share-based Payments Warrants Outstanding 1		$ 45.00
Share-based Payments Warrants Outstanding 2		59,664
Share-based Payments Warrants Outstanding 3		59,664
Share-based Payments Warrants Outstanding 4		45.00
Share-based Payments Warrants Outstanding 5		45.00
Share-based Payments Warrants Outstanding 6		8,533
Share-based Payments Warrants Outstanding 7		8,533
Share-based Payments Warrants Outstanding 8		45.00
Share-based Payments Warrants Outstanding 9		150.00
Share-based Payments Warrants Outstanding 10		53,333
Share-based Payments Warrants Outstanding 11		53,333
Share-based Payments Warrants Outstanding 12		150.00
Share-based Payments Warrants Outstanding 13		45.00
Share-based Payments Warrants Outstanding 14		17,049
Share-based Payments Warrants Outstanding 15		17,049
Share-based Payments Warrants Outstanding 16		45.00
Share-based Payments Warrants Outstanding 17		150.00
Share-based Payments Warrants Outstanding 18		13,333
Share-based Payments Warrants Outstanding 19		13,333
Share-based Payments Warrants Outstanding 20		150.00
Share-based Payments Warrants Outstanding 21		6.60
Share-based Payments Warrants Outstanding 22		200,000
Share-based Payments Warrants Outstanding 23		200,000
Share-based Payments Warrants Outstanding 24		6.60
Share-based Payments Warrants Outstanding 25		6.60
Share-based Payments Warrants Outstanding 26		0
Share-based Payments Warrants Outstanding 27		75,000
Share-based Payments Warrants Outstanding 28		6.60
Share-based Payments Warrants Outstanding 29		7.20
Share-based Payments Warrants Outstanding 30		20,000
Share-based Payments Warrants Outstanding 31		6,667
Share-based Payments Warrants Outstanding 32		7.20
Share-based Payments Warrants Outstanding 33		4.25
Share-based Payments Warrants Outstanding 34		977,063
Share-based Payments Warrants Outstanding 35		0
Share-based Payments Warrants Outstanding 36		4.25
Share-based Payments Warrants Outstanding 37		1,348,975
Share-based Payments Warrants Outstanding 38		433,579
Share-based Payments Non Vested Shares 1	45.00
Share-based Payments Non Vested Shares 2	0
Share-based Payments Non Vested Shares 3	59,664
Share-based Payments Non Vested Shares 4	45.00
Share-based Payments Non Vested Shares 5	45.00
Share-based Payments Non Vested Shares 6	0
Share-based Payments Non Vested Shares 7	8,533
Share-based Payments Non Vested Shares 8	45.00
Share-based Payments Non Vested Shares 9	150.00
Share-based Payments Non Vested Shares 10	0
Share-based Payments Non Vested Shares 11	53,333
Share-based Payments Non Vested Shares 12	150.00
Share-based Payments Non Vested Shares 13	45.00
Share-based Payments Non Vested Shares 14	0
Share-based Payments Non Vested Shares 15	17,049
Share-based Payments Non Vested Shares 16	45.00
Share-based Payments Non Vested Shares 17	150.00
Share-based Payments Non Vested Shares 18	0
Share-based Payments Non Vested Shares 19	13,333
Share-based Payments Non Vested Shares 20	150.00
Share-based Payments Non Vested Shares 21	6.60
Share-based Payments Non Vested Shares 22	200,000
Share-based Payments Non Vested Shares 23	200,000
Share-based Payments Non Vested Shares 24	6.60
Share-based Payments Non Vested Shares 25	7.20
Share-based Payments Non Vested Shares 26	23,333
Share-based Payments Non Vested Shares 27	20,000
Share-based Payments Non Vested Shares 28	7.20
Share-based Payments Non Vested Shares 29	4.25
Share-based Payments Non Vested Shares 30	977,063
Share-based Payments Non Vested Shares 31	977,063
Share-based Payments Non Vested Shares 32	4.25
Share-based Payments Non Vested Shares 33	2.00
Share-based Payments Non Vested Shares 34	166,667
Share-based Payments Non Vested Shares 35	0
Share-based Payments Non Vested Shares 36	2.00
Share-based Payments Non Vested Shares 37	1,367,063
Share-based Payments Non Vested Shares 38	$ 1,348,975